Provisions - Current and non-current (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Provisions
Current liabilities	€ 892	€ 1,053
Non-current liabilities	1,747	1,479
Total Provisions	2,639	2,532	€ 2,317
Asset retirement obligations
Provisions
Current liabilities	43	23
Non-current liabilities	1,179	932
Total Provisions	1,222	955	757
Legal and regulatory
Provisions
Current liabilities	273	319
Non-current liabilities	255	183
Total Provisions	528	502	507
Restructuring provision
Provisions
Current liabilities	353	415
Non-current liabilities	73	130
Total Provisions	426	545	434
Other
Provisions
Current liabilities	223	296
Non-current liabilities	240	234
Total Provisions	€ 463	€ 530	€ 619